NET TRADING INCOME (Details) - Schedule of Net Trading Income - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET TRADING INCOME (Details) - Schedule of Net Trading Income [Line Items]
Foreign exchange translation gains (losses)	£ 132	£ (151)	£ 761
Gains on foreign exchange trading transactions	235	517	535
Total foreign exchange	367	366	1,296
Investment property gains			2
Securities and other gains (see below)	41	407	(356)
Net trading income	£ 408	£ 773	£ 942